Revenue and expenses (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Year ended December 31,
	2019	2018
Copper	$786,332	$963,063
Zinc	284,897	357,396
Gold	152,394	149,043
Silver	89,685	85,808
Molybdenum	31,270	20,995
Other	4,760	4,726
	1,349,338	1,581,031
Variable consideration adjustments [1]	(16,295)	(2,655)
Pricing and volume adjustments [2]	(12,123)	(4,101)
	1,320,920	1,574,275
Treatment and refining charges	(83,481)	(101,909)
	$1,237,439	$1,472,366
[1]See note 18.
[2]Pricing and volume adjustments represent mark-to-market adjustments on initial estimate of provisionally priced sales, realized and unrealized changes to fair value for non-hedge derivative contracts and adjustments to originally invoiced weights and assays.

Disclosure of detailed information about depreciation and amortization expense [Table Text Block]
	Year ended December 31,
	2019	2018
Cost of sales	$344,555	$332,667
Selling and administrative expenses	2,079	477
	$346,634	$333,144

Disclosure of detailed information about share-based expense (recoveries) expenses [Table Text Block]
	Cash-settled		Total share-based payment expense
	RSUs	DSUs
Year ended December 31, 2019
Cost of sales	$400	$-	$400
Selling and administrative	928	1,157	2,085
Other operating	229	-	229
	$1,557	$1,157	$2,714
Year ended December 31, 2018
Cost of sales	$160	$-	$160
Selling and administrative	(702)	(1,877)	(2,579)
Other operating	46	-	46
	$(496)	$(1,877)	$(2,373)

Disclosure of detailed information about other operating expense [Table Text Block]
	Year ended December 31,
	2019	2018
Write down of UCM receivable (note 5)	$25,978	$-
Regional costs	3,780	4,673
Pampacancha delivery obligation	7,499	7,218
Pension settlement loss (note 20)	96	2,163
Loss on disposal of property,plant & equipment	4,807	7,189
Closure cost adjustment	2,289	(425)
Allocation of community costs	2,216	-
Other	4,451	(1,747)
	$51,116	$19,071

Disclosure of detailed information about impairment [Table Text Block]
Arizona
Pre-tax impairment to:
Property, plant & equipment (note 12)	322,249
Tax impact - (recovery)	(80,143)
After-tax impairment charge	$242,106

Disclosure of detailed information about employee benefits expense [Table Text Block]
	Year ended December 31,
	2019	2018
Current employee benefits	$169,663	$176,571
Profit-sharing plan expense	1,510	9,228
Share-based payments (notes 6c, 19, 24)
Cash-settled restricted share units	1,557	(496)
Cash-settled deferred share units	1,157	(1,877)
Employee share purchase plan	1,645	1,533
Post-employee pension benefits
Defined benefit plans	10,643	12,295
Defined contribution plans	1,635	1,511
Past service costs	-	383
Other post-retirement employee benefits	8,457	9,248
Termination benefits	628	1,206
	$196,895	$209,602

Disclosure of detailed information about finance income and expenses [Table Text Block]
	Year ended December 31,
	2019	2018
Finance income	$(8,527)	$(8,450)
Finance expenses
Interest expense on long-term debt	78,265	77,783
Accretion on financial liabilities at amortized cost	1,222	1,244
Finance costs on deferred revenue (note 18)	69,772	64,921
Unwinding of discounts on provisions	4,392	4,684
Withholding taxes	8,100	9,424
Other finance expense	11,027	7,116
	172,778	165,172
Interest capitalized	(9,890)	(13,172)
	162,888	152,000
Other finance losses (gains)
Net foreign exchange losses (gains)	1,388	(11,067)
Change in fair value of financial assets and liabilities at fair value through profit or loss:
Hudbay warrants	-	(6,748)
Embedded derivatives	3,708	(1,514)
Investments	4,539	3,798
	9,635	(15,531)
Net finance expense	$163,996	$128,019